7. SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information Tables Abstract
Operating segments

Consolidated profit and loss information as of December 31, 2018	Generation	Distribution of energy	Oil and gas	Refining & Distribution		Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue	22,763	55,954	17,261	-		12,748	1,354	-	110,080
Intersegment sales	62	-	2,377	-		-	-	(2,439)	-
Cost of sales	(10,274)	(42,839)	(10,822)	-		(12,602)	(4)	2,380	(74,161)
Gross profit (loss)	12,551	13,115	8,816	-		146	1,350	(59)	35,919

Selling expenses	(54)	(5,033)	(721)	(159)		(484)	(1)	1	(6,451)
Administrative expenses	(1,535)	(2,872)	(2,110)	-		(212)	(1,022)	-	(7,751)
Exploration expenses	-	-	(45)	-		-	-	-	(45)
Other operating income	405	322	5,320	281		205	309	-	6,842
Other operating expenses	(640)	(1,648)	(4,304)	-		(752)	(210)	28	(7,526)
Impairment of property, plant and equipment and intangible assets	(7)	-	-	-		(1,188)	-	-	(1,195)
Share of profit (loss) from joint ventures and associates	(414)	2	1,421	(138)		-	3,593	-	4,464
Income from the sale of companies	-	-	1,052	-		-	-	-	1,052
Operating profit (loss)	10,306	3,886	9,429	(16)		(2,285)	4,019	(30)	25,309

Gain (Loss) on monetary position	8,789	8,504	4,037	(15)		1,850	464	67	23,696

Financial income	1,949	672	594	-		50	519	(33)	3,751
Financial expenses	(3,218)	(4,977)	(2,978)	-		(566)	(237)	32	(11,944)
Other financial results	(13,772)	(1,879)	(19,288)	32		(1,481)	4,023	-	(32,365)
Financial results, net	(6,252)	2,320	(17,635)	17	-	(147)	4,769	66	(16,862)
Profit (loss) before income tax	4,054	6,206	(8,206)	1		(2,432)	8,788	36	8,447

Income tax	(107)	(1,865)	2,124	(32)		471	(1,249)	-	(658)
Profit (loss) for the year from continuing operations	3,947	4,341	(6,082)	(31)		(1,961)	7,539	36	7,789

Profit (loss) for the year from discontinued operations	-	-	1,868	1,167		-	-	(16)	3,019
Profit (loss) for the year	3,947	4,341	(4,214)	1,136		(1,961)	7,539	20	10,808

Depreciation and amortization	2,488	2,611	3,472	20		222	3	-	8,816

Consolidated profit and loss information as of December 31, 2018	Generation	Distribution of energy	Oil and gas	Refining & Distribution	Petrochemicals	Holding and others	Eliminations	Consolidated
Total (loss) profit attributable to:
Owners of the Company	3,734	2,273	(4,306)	1,136	(1,961)	7,539	20	8,435
Non - controlling interest	213	2,068	92	-	-	-	-	2,373

Consolidated statement of financial position as of December 31, 2018
Assets	53,256	80,423	46,638	2,319	5,767	30,572	(5,140)	213,835
Liabilities	39,738	46,801	48,003	1,070	7,456	8,254	(5,170)	146,152

Additional consolidated information as of December 30, 2018
Increases in property, plant and equipment	8,911	8,550	7,221	50	140	199	-	25,071

Consolidated profit and loss information as of December 31, 2017	Generation	Distribution of energy	Oil and gas	Refining & Distribution	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue	13,250	39,603	16,695	-	11,825	635	-	82,008
Intersegment sales	61	-	707	-	-	-	(768)	-
Cost of sales	(7,335)	(30,117)	(11,695)	-	(10,915)	(27)	750	(59,339)
Gross profit (loss)	5,976	9,486	5,707	-	910	608	(18)	22,669

Selling expenses	(161)	(3,568)	(600)	-	(471)	-	24	(4,776)
Administrative expenses	(1,189)	(2,505)	(2,053)	-	(622)	(1,118)	6	(7,481)
Exploration expenses	-	-	(71)	-	-	-	-	(71)
Other operating income	725	158	4,123	-	103	505	(6)	5,608
Other operating expenses	(357)	(1,261)	(1,410)	-	(363)	(501)	-	(3,892)
Share of profit (loss) from joint ventures and associates	(73)	10	41	(113)	-	1,948	-	1,813
Operating profit (loss)	4,921	2,320	5,737	(113)	(443)	1,442	6	13,870

Gain (Loss) on monetary position	654	5,457	(687)	(276)	58	6,272	-	11,478
Financial income	1,453	441	209	-	16	286	(72)	2,333
Financial expenses	(2,618)	(2,607)	(2,932)	-	(387)	(278)	72	(8,750)
Other financial results	(1,265)	19	(3,493)	-	(241)	1,206	-	(3,774)
Financial results, net	(1,776)	3,310	(6,903)	(276)	(554)	7,486	-	1,287
Profit (loss) before income tax	3,145	5,630	(1,166)	(389)	(997)	8,928	6	15,157

Income tax	(137)	(449)	893	-	728	(50)	-	985
Profit (loss) for the year from continuing operations	3,008	5,181	(273)	(389)	(269)	8,878	6	16,142
Profit for the year from discontinued operations	-	-	(1,328)	(599)	-	-	34	(1,893)
Profit (loss) for the year	3,008	5,181	(1,601)	(988)	(269)	8,878	40	14,249
Depreciation and amortization	2,029	2,198	3,273	-	152	87	-	7,739

Consolidated profit and loss information as of December 31, 2017	Generation	Distribution of energy	Oil and gas	Refining & Distribution	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit (loss) attributable to:
Owners of the Company	2,841	2,719	(2,422)	(988)	(269)	8,878	40	10,799
Non - controlling interest	167	2,462	821	-	-	-	-	3,450

Consolidated statement of financial position as of December 31,2017
Assets	42,018	74,362	43,510	8,847	5,328	46,761	(7,571)	213,255
Liabilities	12,556	43,958	16,748	5,314	3,552	64,445	(7,588)	138,985

Additional consolidated information as of December 31, 2017
Increases in property, plant and equipment	10,380	8,483	5,295	255	182	192	-	24,787

Consolidated profit and loss information as of December 31, 2016	Generation	Distribution of energy	Oil and gas	Refining & Distribution	Petrochemicals	Holding and others	Eliminations	Consolidated
Revenue	9,744	25,826	10,281	-	5,301	110	-	51,262
Intersegment sales	32	-	1,514	-	-	59	(1,605)	-
Cost of sales	(5,906)	(25,253)	(8,585)	-	(4,666)	(6)	1,565	(42,851)
Gross profit (loss)	3,870	573	3,210	-	635	163	(40)	8,411

Selling expenses	(148)	(3,379)	(720)	-	(233)	(11)	-	(4,491)
Administrative expenses	(840)	(2,288)	(1,352)	-	(33)	(3,057)	59	(7,511)
Exploration expenses	-	-	(199)	-	-	-	-	(199)
Other operating income	116	3,218	4,001	-	-	1,184	(129)	8,390
Other operating expenses	(220)	(913)	(1,746)	-	(556)	(596)	135	(3,896)
Share of profit (loss) in joint ventures	-	-	7	(4)	-	283	-	286
Income from the sale of subsidiaries and financial assets	-	-	-	-	-	1,015	-	1,015
Operating profit (loss)	2,778	(2,789)	3,201	(4)	(187)	(1,019)	25	2,005

Gain (Loss) on monetary position	977	4,307	1,017	11	(51)	(491)	-	5,770
Financial income	1,269	385	218	-	4	222	(354)	1,744
Financial expenses	(1,586)	(2,589)	(1,543)	-	-	(2,791)	355	(8,154)
Other financial results	481	(87)	47	-	(6)	74	(4)	505
Financial results, net	1,141	2,016	(261)	11	(53)	(2,986)	(3)	(135)
Profit (loss) before income tax	3,919	(773)	2,940	7	(240)	(4,005)	22	1,870

Income tax	(736)	1,015	(672)	-	65	1,931	-	1,603
Profit (loss) for the year from continuing operations	3,183	242	2,268	7	(175)	(2,074)	22	3,473
Profit for the year from discontinued operations	-	-	(156)	159	-	-	149	152
Profit (loss) for the year	3,183	242	2,112	166	(175)	(2,074)	171	3,625
Depreciation and amortization	1,407	2,147	3,419	-	74	55	-	7,102

Consolidated profit and loss information as of December 31, 2016	Generation	Distribution of energy	Oil and gas	Refining & Distribution	Petrochemicals	Holding and others	Eliminations	Consolidated
Total profit (loss) attributable to:
Owners of the Company	3,204	125	1,458	166	(175)	(2,074)	171	2,875
Non - controlling interest	(21)	117	654	-	-	-	-	750